Document and Entity Information	Jun. 07, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001851194
Document Type	8-K
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	Ventyx Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40928
Entity Tax Identification Number	83-2996852
Entity Address, Address Line One	662 Encinitas Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Encinitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92024
City Area Code	(760)
Local Phone Number	593-4832
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VTYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false